Note 2 - Loans and Allowance for Loan Losses - Loans to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 5,725,000	$ 7,675,000
New loans and renewals during the year	13,379,000	11,009,000
Repayments (including loans paid by renewal) during the year	(12,245,000)	(12,959,000)
Balance	$ 6,859,000	$ 5,725,000